OTHER GAINS AND LOSSES (Tables)	12 Months Ended
Mar. 31, 2026
Other Gains And Losses
Schedule of Other Gains and Losses

	For the years ended March 31,
	2024	2025	2026
	HK$’000	HK$’000	HK$’000

Foreign exchange losses	-	-	(108)
Gain on disposal of a subsidiary	-	-	9,829

Other Gains and Losses	-	-	9,721